Expense Example, No Redemption - Class A and Class C - Russell 2000 2x Strategy Fund - Class C	Aug. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 260
3 Years	799
5 Years	1,365
10 Years	$ 2,905